Revenue and other operating income	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue and other operating income	Revenue and other operating income
In the following table, revenue is disaggregated by type of contract.

	For the six month period ended June 30, 2026
	Marine						Other	Less: Elimination	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Pool Revenue	32,187	—	—	9,258	—	41,445	—	—	41,445
Spot Voyages	188,544	608,351	—	—	—	796,895	—	—	796,895
Revenue from contracts with customers	220,731	608,351	—	9,258	—	838,340	—	—	838,340
Time Charters	151,894	138,443	21,668	22,158	50,182	384,345	888	—	385,233
Total revenue	372,625	746,794	21,668	31,416	50,182	1,222,685	888	—	1,223,573

Other income	35,698	39	—	262	1,112	37,111	5,370	(5,426)	37,055

	For the six month period ended June 30, 2025
	Marine						Other	Less: Elimination	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Pool Revenue	64,766	—	—	8,861	—	73,627	—	—	73,627
Spot Voyages	91,206	183,653	—	—	—	274,859	—	—	274,859
Revenue from contracts with customers	155,972	183,653	—	8,861	—	348,486	—	—	348,486
Time Charters	107,212	108,744	21,571	14,496	21,461	273,484	882	—	274,366
Total revenue	263,184	292,397	21,571	23,357	21,461	621,970	882	—	622,852

Other income	15,729	586	—	—	—	16,315	12,419	(8,579)	20,155
The increase in total revenue for the period is primarily attributable to higher spot market revenue, mainly in the Bocimar segment. This is driven by the former Golden Ocean fleet being included for the full six-month period in 2026 (compared to approximately 3.5 months in 2025), together with an increased fleet size from newbuilding vessels delivered from the shipyard and an improved freight market. Spot revenue in the Euronav segment also increased, mainly as a result of higher market rates. This increase in spot revenue was partially offset by a decrease in pool revenue, driven by the exit of all Euronav vessels from the TI Pool during the first half of 2026.
Time charter revenue increased compared to the same period in the prior year, mainly due to the higher number of vessels employed on time charter, including the additional
Golden Ocean vessels now included for the full period, as well as increased time charter activity across the Bochem and Windcat segments.
Other operating income comprises revenues related to the day-to-day commercial operation of the fleet that are not directly attributable to specific voyages. The increase in other operating income is mainly attributable to compensation received for loss of hire relating to vessels affected by the situation in the Strait of Hormuz, together with income recognized on the sale of the Group's stake in the TI Pool.